Pension and other post-employment benefits - Schedule of changes in present value of defined benefit obligation and other post-employment benefits (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Current service cost	€ 28	€ 34	€ 34
Interest cost	(21)	(6)	(4)
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	9	0
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	(127)	882
Past service cost	1
Effect of curtailment or settlement			(2)
Defined benefit obligation
Disclosure of defined benefit plans [line items]
Opening balance as at 1 January	2,159	3,115
Current service cost	27	33
Interest cost	92	46
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	(9)
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions		(882)
Participants contributions	3	3
Benefits paid	(123)	(129)
Past service cost	1
Exchange rate differences	14	(26)
Closing balance	2,288	2,159	3,115
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Opening balance as at 1 January	29	72
Current service cost	1	1
Interest cost	2	1
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	1	(45)
Benefits paid	(1)	(1)
Past service cost		(1)
Exchange rate differences	(3)	5
Closing balance	€ 30	€ 29	€ 72